COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating lease commitments
2014	36,423
2015	23,295
2016	20,246
2017	16,432
2018	12,584
Thereafter	265
Total	109,245
Rental expenses	44,537	39,708	37,042
Office premises
Operating lease commitments
2014	30,624
2015	22,889
2016	20,037
2017	16,432
2018	12,584
Thereafter	265
Total	102,831
Office equipment
Operating lease commitments
2014	5,799
2015	406
2016	209
Total	6,414